Note 7 - Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Finite-Lived Intangible Assets [Table Text Block]
December 31, 2018
	Gross carrying amount	Accumulated amortization	Net

Customer lists and relationships	$135,844	$52,600	$83,244
Franchise rights	48,558	22,500	26,058
Trademarks and trade names	27,506	16,360	11,146
Management contracts and other	50,290	21,940	28,350
	$262,198	$113,400	$148,798
December 31, 2017
	Gross carrying amount	Accumulated amortization	Net

Customer lists and relationships	$116,938	$48,698	$68,240
Franchise rights	44,392	19,695	24,697
Trademarks and trade names	26,766	13,742	13,024
Management contracts and other	45,621	17,738	27,883
	$233,717	$99,873	$133,844

Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
	Amount	Estimated weighted average amortization period (years)

Customer lists and relationships	$20,472	13.4
Franchise rights	1,294	4.5
Trademarks and trade names	1,312	8.1
Management Contracts and other	5,882	8.3

	$28,960	11.7

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
2019	$16,943
2020	16,264
2021	13,544
2022	13,535
2023	12,423